Consolidated statement of changes in equity - ZAR (R) R in Millions	Total		Drdgold Limited	Lonmin Canada	Platinum Mile	Stated share capital		Re- organisation reserve		Share-based payment reserve		Mark-to- market reserve		Foreign currency translation reserve		Accumulated profit/(loss)		Accumulated profit/(loss) Drdgold Limited	Accumulated profit/(loss) Lonmin Canada	Accumulated profit/(loss) Platinum Mile	Equity attributable to owners of Sibanye-Stillwater		Equity attributable to owners of Sibanye-Stillwater Drdgold Limited	Equity attributable to owners of Sibanye-Stillwater Lonmin Canada	Equity attributable to owners of Sibanye-Stillwater Platinum Mile	Non- controlling interests		Non- controlling interests Drdgold Limited	Non- controlling interests Lonmin Canada	Non- controlling interests Platinum Mile
Balance at beginning of period at Dec. 31, 2019	R 31,138					R 0	[1]	R 40,662		R 3,900		R 182		R 360		R (15,434)					R 29,670					R 1,468
Total comprehensive income for the year	28,616											202		(2,227)		29,312					27,287					1,329
Profit for the year	30,622															29,312					29,312					1,310
Other comprehensive income	(2,006)											202		(2,227)							(2,025)					19
Equity-settled share-based payments	158									152											152					6
Dividends	(1,698)															(1,338)					(1,338)					(360)
Increase (decrease) due to reorganisation	0					17,661		(17,661)													0
Shares issued upon conversion of US$ Convertible Bond	12,573					12,573		0													12,573
Share buy-back	(84)					(84)															(84)
Transaction with shareholders			R 0	R 13														R (324)					R (324)	R 0		324		R 324	R 13
Balance at end of period at Dec. 31, 2020	70,716	[2],[3]				30,150	[3]	23,001	[3]	4,052	[3]	384	[3]	(1,867)	[3]	12,216	[3]				67,936	[3]				2,780	[3]	1,768		R 37
Total comprehensive income for the year	38,431											837		3,807		33,054					37,698					733
Profit for the year	33,796															33,054					33,054					742
Other comprehensive income	4,635											837		3,807							4,644					(9)
Equity-settled share-based payments	151									142											142					9
Dividends	(18,176)															(17,832)					(17,832)					(344)
Increase (decrease) due to reorganisation	(1,146)															34					34					(1,180)
Share buy-back	(8,503)					(8,503)															(8,503)
Transaction with shareholders					R (128)															R (82)					R (82)					(46)
Adjustment due to sale of St Helena Hospital Proprietary Limited (St Helena Hospital)	0									(24)						24					0
Balance at end of period at Dec. 31, 2021	81,345	[2],[3]				21,647	[3]	23,001	[3]	4,170	[3]	1,221	[3]	1,940	[3]	27,414	[3]				79,393	[3]				1,952	[3]	1,939		0
Total comprehensive income for the year	21,349											(1,519)		3,798		18,392					20,671					678
Profit for the year	18,980															18,396					18,396					584
Other comprehensive income	2,369											(1,519)		3,798		(4)					2,275					94
Equity-settled share-based payments	24									14											14					10
Dividends	(9,453)															(9,197)					(9,197)					(256)
Transaction with shareholders	(3,452)													62		(2,828)					(2,766)					(686)
Keliber asset acquisition	1,219																				0					1,219
Sale of Lonmin Canada Incorporated (Lonmin Canada)				R (14)															R 0					R 0					R (14)
Foreign exchange movement recycled through profit or loss	(14)													(14)							(14)
Balance at end of period at Dec. 31, 2022	R 91,004					R 21,647		R 23,001		R 4,184		R (298)		R 5,786		R 33,781					R 88,101					R 2,903		R 2,283		R 0

[1]	* Less than R1 million
[2]	* Restated — see note 1.5
[3]	** Restated — see note 1.5